Related Party Transactions (Details) - USD ($) $ / shares in Units, $ in Millions			3 Months Ended			9 Months Ended
	Aug. 17, 2020	Jun. 12, 2018	Sep. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Related Party Transaction [Line Items]
Services for the corporate advisory services agreement				$ 0.5
Noncash merger costs				$ 25.0
Purchases from related party			$ 17.0		$ 40.3	$ 13.8	$ 45.0
Underwritten Secondary Public Offering | Common Class A
Related Party Transaction [Line Items]
Stock issued (in shares)	23,000,000
Stock issued price (USD per share)	$ 15.25
Over-Allotment Option
Related Party Transaction [Line Items]
Stock issued (in shares)		9,000,000
Over-Allotment Option | Common Class A
Related Party Transaction [Line Items]
Stock issued (in shares)	3,000,000